Commitments and Contingencies - Commitments (Details) $ in Millions	Dec. 31, 2024 CAD ($)
Disclosure of Commitments [Line Items]
Coal supply agreements	$ 75
Long-term service agreements	358
Operating leases	36
Growth	49
Total	1,471
Natural Gas, Transportation and Other Products and Services
Disclosure of Commitments [Line Items]
Purchase obligations	763
Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	190
2025
Disclosure of Commitments [Line Items]
Coal supply agreements	75
Long-term service agreements	61
Operating leases	4
Growth	46
Total	284
2025 | Natural Gas, Transportation and Other Products and Services
Disclosure of Commitments [Line Items]
Purchase obligations	75
2025 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	23
2026
Disclosure of Commitments [Line Items]
Coal supply agreements	0
Long-term service agreements	47
Operating leases	3
Growth	3
Total	144
2026 | Natural Gas, Transportation and Other Products and Services
Disclosure of Commitments [Line Items]
Purchase obligations	68
2026 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	23
2027
Disclosure of Commitments [Line Items]
Coal supply agreements	0
Long-term service agreements	50
Operating leases	3
Growth	0
Total	139
2027 | Natural Gas, Transportation and Other Products and Services
Disclosure of Commitments [Line Items]
Purchase obligations	65
2027 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	21
2028
Disclosure of Commitments [Line Items]
Coal supply agreements	0
Long-term service agreements	31
Operating leases	2
Growth	0
Total	109
2028 | Natural Gas, Transportation and Other Products and Services
Disclosure of Commitments [Line Items]
Purchase obligations	66
2028 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	10
2029
Disclosure of Commitments [Line Items]
Coal supply agreements	0
Long-term service agreements	18
Operating leases	2
Growth	0
Total	92
2029 | Natural Gas, Transportation and Other Products and Services
Disclosure of Commitments [Line Items]
Purchase obligations	64
2029 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	8
2030 and thereafter
Disclosure of Commitments [Line Items]
Coal supply agreements	0
Long-term service agreements	151
Operating leases	22
Growth	0
Total	703
2030 and thereafter | Natural Gas, Transportation and Other Products and Services
Disclosure of Commitments [Line Items]
Purchase obligations	425
2030 and thereafter | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	$ 105